Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 112,535	¥ 108,795
Effects on defined benefit obligations from a increase in the discount rate	(99,540)	(96,670)
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	97,682	98,171
Effects on defined benefit obligations from a increase in the discount rate	¥ (85,897)	¥ (86,324)